Audit fees (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Disclosure of detailed information about auditors remuneration [Table Text Block]

Million euros	2024	2023
Fees for audit services	13.08	13.53
Fees for audit related services	0.71	0.67
Tax fees	0.02	—
Other non-audit services	—	—